FAIR VALUE MEASUREMENTS - Summary of Changes in Assumption at Fair Value (Details) - New Term Loan Derivative	Dec. 31, 2025
Net originations risk premium
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	3.4
Enterprise value volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	40
Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	14
Risk-free rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	4.2
Weighted probability analysis of a capital transaction (occur)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	75
Weighted probability analysis of a capital transaction (not occur)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	25